Description of Business and Basis of presentation - Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recently Adopted Accounting Standards
Provision for income taxes									$ (95,220)	$ 41,930	$ 55,248
Service costs reported as pension income									5,924	5,580	12,203
Adjustment | Accounting Standards Update No. 2016-09
Recently Adopted Accounting Standards
Provision for income taxes									100
Adjustment | Accounting Standards Update No. 2017-07
Recently Adopted Accounting Standards
Service costs reported as pension income	$ 1,200	$ 1,600	$ 1,600	$ 1,600	$ 1,500	$ 1,300	$ 1,300	$ 1,300	$ 5,900	$ 5,600	$ 12,200